INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Software	115,297	127,645
Trademarks and domain names	1,195,161	1,200,889
Non‑competition agreements	460	—
Advertising resources	2,478,945	—
Licenses	349,912	441,105
Total	4,139,775	1,769,639
Less: accumulated amortization	(2,815,803)	(603,056)
Less: accumulated impairment	(256,513)	(308,948)
Net book value	1,067,459	857,635

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Amounts
RMB
(in thousands)
Within 1 year	133,521
Between 1 and 2 years	124,601
Between 2 and 3 years	119,162
Between 3 and 4 years	114,957
Thereafter	365,394
Total	857,635